UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7878

Dreyfus LifeTime Portfolios, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	06/30/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
June 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--39.5%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.1%
Boeing,
Sr. Unscd. Notes	4.88	2/15/20	55,000	60,675
Agriculture--.1%
Altria Group,
Gtd. Notes	9.25	8/6/19	45,000	56,256
Auto Parts & Equipment--.0%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	25,000	27,744
Banks--3.7%
Bank of America,
Gtd. Notes	3.13	6/15/12	90,000	94,034
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	55,000	56,453
Bank of Tokyo-Mitsubishi UFJ
Sr. Sub. Notes	7.40	6/15/11	80,000	83,762
BB & T,
Sub. Notes	4.75	10/1/12	85,000	89,928
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	80,000	91,555
Citigroup,
Gtd. Bonds	2.13	4/30/12	130,000	133,246
Citigroup,
Sub. Notes	5.00	9/15/14	95,000	95,108
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	135,000	140,423
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	55,000	57,478
Deutsche Bank AG London,
Sr. Unscd. Notes	4.88	5/20/13	80,000	85,476
Deutsche Bank Financial,

Bank Gtd. Notes	5.38	3/2/15	45,000	48,403
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	90,000	94,941
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	55,000	58,192
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	225,000	232,846
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	40,000	43,256
JPMorgan Chase & Co.,
Sub. Notes	5.75	1/2/13	50,000	53,808
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	38,707
KFW,
Gov't Gtd. Notes	3.50	5/16/13	145,000	153,078
KFW,
Gov't Gtd. Notes	4.88	1/17/17	65,000	72,681
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	55,000	62,656
Landwirtschaftliche Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	55,000	62,387
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	55,000	58,528
Morgan Stanley,
Gtd. Notes	1.95	6/20/12	100,000	102,271
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	70,000	72,839
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	40,000	43,582
US Bank,
Sub. Notes	6.38	8/1/11	110,000	116,169
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	27,017
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	30,000	31,972
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	50,000	54,743

Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	26,162
WestPac Banking,
Sr. Unscd. Notes	4.88	11/19/19	40,000	41,388
				2,423,089
Building & Construction--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	53,790
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	72,557
				126,347
Chemicals--.5%
Dow Chemical,
Sr. Unscd. Notes	7.60	5/15/14	115,000	132,922
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.75	3/15/19	60,000 a	69,381
Potash of Saskatchewan,
Sr. Unscd. Notes	7.75	5/31/11	70,000	74,079
Rohm & Haas,
Sr. Unscd. Notes	5.60	3/15/13	15,000	16,097
				292,479
Consumer Products--.1%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	40,000	47,414
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000	39,263
				86,677
Diversified Financial Services--2.0%
American Express,
Sr. Unscd. Notes	7.00	3/19/18	70,000	80,860
American Express,
Sr. Unscd. Notes	8.13	5/20/19	55,000	68,401
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	55,000	59,517
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	30,000	35,083
Boeing Capital,

Sr. Unscd. Notes	7.38	9/27/10	100,000	101,468
Credit Suisse USA,
Gtd. Notes	4.88	1/15/15	75,000	80,486
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	125,000	130,850
General Electric Capital,
Gtd. Notes	2.20	6/8/12	125,000	128,359
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000	58,415
General Electric Capital,
Notes	5.25	10/19/12	55,000	58,821
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	60,000	63,864
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	70,000	75,363
HSBC Finance,
Sr. Unscd. Notes	6.38	11/27/12	55,000	59,430
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	25,000	28,127
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	80,000	87,883
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	140,000	144,846
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	50,000	47,833
				1,309,606
Diversified Metals & Mining--.3%
Barrick Gold,
Sr. Unscd. Notes	6.95	4/1/19	30,000	36,032
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	85,000	93,621
Rio Tinto Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000	42,597
				172,250
Electric Utilities--.6%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	25,000	26,823

Commonwealth Edison,
First Mortgage Bonds	5.80	3/15/18	25,000	28,292
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	35,000	36,604
MidAmerican Energy,
Sr. Unscd. Notes	5.30	3/15/18	30,000	33,424
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000	56,515
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	36,098
Public Service of Colorado,
First Mortgage Bonds, Ser. 12	4.88	3/1/13	50,000	54,422
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	26,794
Union Electric,
Sr. Scd. Bonds	6.70	2/1/19	40,000	46,576
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	55,000	61,380
				406,928
Food & Beverages--.6%
Anheuser-Busch,
Gtd. Bonds	5.00	1/15/15	55,000	59,247
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/12	35,000	38,954
ConAgra Foods,
Sr. Unscd. Notes	6.75	9/15/11	16,000	17,007
Diageo Capital,
Gtd. Notes	5.75	10/23/17	45,000	50,969
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	40,000	45,530
Kraft Foods,
Unscd. Notes	5.25	10/1/13	50,000	54,790
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	10,000	11,031
Kroger,
Gtd. Notes	6.15	1/15/20	50,000	57,865
Pepsico,

Sr. Unscd. Notes	4.50	1/15/20	55,000	58,751
				394,144
Foreign/Governmental--1.7%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000	53,664
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	75,000	77,846
Eksportfinans,
Sr. Unscd. Notes	5.50	5/25/16	60,000	68,279
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	75,000	84,830
European Investment Bank,
Sr. Unscd. Notes	5.25	6/15/11	105,000	109,483
Federal Republic of Brazil,
Sr. Unscd. Notes	7.88	3/7/15	35,000	41,650
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	50,000	52,659
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	55,000 a	63,034
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	5.00	4/1/16	35,000	39,952
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	45,000	50,711
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	30,000 a	31,036
Province of Quebec Canada,
Unscd. Debs.	4.88	5/5/14	45,000 a	49,671
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	75,000	82,245
Republic of Italy,
Sr. Unscd. Notes	4.38	6/15/13	85,000	87,557
Republic of Poland,
Sr. Unscd. Bonds	5.00	10/19/15	40,000 a	42,589
United Mexican States,
Sr. Unscd. Notes	5.13	1/15/20	36,000	37,620
United Mexican States,

Sr. Unscd. Notes	5.63	1/15/17	20,000	22,050
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	110,000 a	126,390
				1,121,266
Health Care--.7%
Astrazeneca,
Sr. Unscd. Notes	5.40	9/15/12	100,000	109,248
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000	58,742
Cardinal Health,
Sr. Unscd. Bonds	4.00	6/15/15	60,000	62,400
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	30,000	28,694
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	45,000	51,575
Johnson & Johnson,
Sr. Unscd. Notes	5.15	7/15/18	20,000	22,733
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	30,000	35,714
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	30,000	33,470
Wyeth,
Gtd. Notes	5.50	2/1/14	25,000	28,107
				430,683
Manufacturing--.2%
GE Capital Trust I,
Sub. Debs.	6.38	11/15/67	55,000 b	51,494
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	35,000	37,555
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	40,000	43,563
				132,612
Media--.5%
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	80,000	82,515
Cox Communications,
Sr. Unscd. Notes	5.45	12/15/14	45,000	49,719

News America,
Gtd. Notes	6.90	3/1/19	30,000	35,596
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	35,000	43,113
Time Warner,
Gtd. Notes	5.88	11/15/16	30,000	33,865
Walt Disney,
Sr. Unscd. Notes	4.70	12/1/12	75,000	81,388
				326,196
Office Equipment--.0%
Xerox,
Sr. Notes	5.63	12/15/19	30,000	31,982
Oil & Gas--.7%
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000	54,346
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	100,000	83,208
Canadian National Resources,
Sr. Unscd. Notes	5.90	2/1/18	35,000	39,261
ConocoPhillips,
Gtd. Notes	5.75	2/1/19	25,000	28,645
Consolidated Natural Gas,
Sr. Unscd. Notes, Ser. A	5.00	12/1/14	40,000	43,327
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	35,000	42,038
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	30,000	31,025
Petroleos Mexicanos,
Gtd. Notes	8.00	5/3/19	30,000	35,850
Valero Energy,
Gtd. Notes	6.13	6/15/17	50,000	53,175
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	40,147
				451,022
Pipelines--.3%
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	90,000	100,823

Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.13	3/15/12	85,000	91,404
				192,227
Property & Casualty Insurance--.4%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	30,000	32,868
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	45,000	40,444
Berkshire Hathaway Finance,
Gtd. Notes	5.40	5/15/18	15,000	16,687
Hartford Financial Services Group,
Sr. Unscd. Notes	6.00	1/15/19	35,000	35,366
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	35,000	37,043
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	40,000	41,775
Travelers,
Sr. Unscd. Notes	5.90	6/2/19	40,000	44,491
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	15,635
				264,309
Real Estate--.3%
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	11,000	11,555
HCP,
Sr. Unscd. Notes	6.00	1/30/17	30,000	30,331
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	20,780
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	50,000	51,513
Prologis,
Sr. Unscd. Notes	6.88	3/15/20	40,000	37,872
Regency Centers,
Gtd. Notes	5.88	6/15/17	25,000	26,392
				178,443
Retail--.3%
CVS Caremark,

Sr. Unscd. Notes	4.88	9/15/14	30,000	32,612
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	55,719
Kohl's,
Sr. Unscd. Notes	6.30	3/1/11	20,000	20,628
Lowe's,
Sr. Unscd. Notes	6.10	9/15/17	45,000	53,080
Wal-Mart Stores,
Sr. Unscd. Notes	5.80	2/15/18	30,000	35,395
				197,434
State/Territory General Obligations--.1%
Tennessee Valley Authority,
Notes	5.50	7/18/17	60,000	69,943
Technology--.3%
Hewlett-Packard,
Sr. Unscd. Notes	6.50	7/1/12	50,000	55,294
Intuit,
Sr. Unscd. Notes	5.75	3/15/17	35,000	38,504
Oracle,
Sr. Unscd. Notes	4.95	4/15/13	90,000	98,511
				192,309
Telecommunications--1.0%
AT & T,
Gtd. Notes	7.30	11/15/11	100,000 b	108,127
AT&T,
Sr. Unscd. Notes	5.10	9/15/14	75,000	83,280
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	69,204
Embarq,
Sr. Unscd. Notes	6.74	6/1/13	70,000	76,175
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	51,000	54,506
Rogers Communications,
Gtd. Notes	6.80	8/15/18	30,000	35,520
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	25,842
Telefonica Emisones,

Gtd. Notes	6.42	6/20/16	40,000	43,931
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000	27,773
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	40,000	46,365
Vodafone Group,
Sr. Unscd. Notes	5.38	1/30/15	40,000	43,722
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	25,000	27,458
				641,903
Transportation--.1%
CSX,
Sr. Unscd. Notes	5.50	8/1/13	50,000	54,698
Union Pacific,
Sr. Unscd. Notes	6.50	4/15/12	12,000	13,049
				67,747
U.S. Government Agencies--4.0%
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	135,000	146,068
Federal Home Loan Banks,
Bonds, Ser. 432	4.50	9/16/13	100,000	110,043
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000	5,431
Federal Home Loan Banks,
Bonds	4.88	11/18/11	120,000	127,088
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000	91,298
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	60,000	68,450
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000	46,725
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	80,000	87,512
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	65,000 c	67,942
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	90,000 c	99,073

Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	170,000 c	188,028
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/15	100,000 c	111,627
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	170,000 c	185,449
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	145,000 c	152,330
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	50,000 c	53,891
Federal National Mortgage
Association, Sr. Unscd. Notes	1.88	4/20/12	125,000 c	127,673
Federal National Mortgage
Association, Notes	2.00	1/9/12	220,000 c	224,544
Federal National Mortgage
Association, Notes	2.75	3/13/14	85,000 c	88,716
Federal National Mortgage
Association, Sr. Unscd. Notes	4.38	9/15/12	195,000 c	210,075
Federal National Mortgage
Association, Bonds	4.38	3/15/13	195,000 c	212,632
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000 c	22,146
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000 c	62,603
Federal National Mortgage
Association, Bonds	5.00	5/11/17	80,000 c	91,407
				2,580,751
U.S. Government Securities--20.7%
U.S. Treasury Bonds:
7.25%, 5/15/16			105,000	134,892
8.75%, 5/15/17			40,000	56,300
8.88%, 2/15/19			215,000	316,890
9.00%, 11/15/18			245,000	362,638
9.88%, 11/15/15			295,000	414,752
11.25%, 2/15/15			65,000	92,793
U.S. Treasury Notes:
1.00%, 7/31/11			40,000	40,256

1.13%, 1/15/12	275,000	277,653
1.38%, 4/15/12	185,000	187,811
1.38%, 5/15/12	240,000	243,563
1.38%, 10/15/12	320,000	324,800
1.75%, 3/31/14	65,000	65,909
1.88%, 4/30/14	365,000	371,644
2.38%, 2/28/15	255,000	262,851
2.50%, 3/31/13	435,000	454,779
2.75%, 2/15/19	335,000	333,796
3.13%, 9/30/13	140,000	149,078
3.13%, 5/15/19	335,000	342,040
3.38%, 6/30/13	255,000	273,308
3.38%, 11/15/19	285,000	295,220
3.50%, 5/31/13	425,000	456,776
3.50%, 2/15/18	140,000	149,680
3.63%, 5/15/13	365,000	393,231
3.63%, 8/15/19	170,000	179,788
3.63%, 2/15/20	40,000	42,269
3.75%, 11/15/18	120,000	129,319
3.88%, 10/31/12	245,000	263,203
3.88%, 2/15/13	110,000	118,843
3.88%, 5/15/18	260,000	284,213
4.00%, 2/15/14	305,000	334,476
4.00%, 2/15/15	145,000	160,055
4.00%, 8/15/18	195,000	214,515
4.25%, 9/30/12	235,000	254,130
4.25%, 8/15/13	220,000	241,777
4.25%, 8/15/14	325,000	361,283
4.25%, 11/15/14	695,000	774,110
4.25%, 8/15/15	290,000	324,324
4.25%, 11/15/17	140,000	157,292
4.38%, 8/15/12	220,000	237,652
4.50%, 11/30/11	155,000	163,913
4.50%, 3/31/12	70,000	74,897
4.50%, 11/15/15	170,000	193,030
4.50%, 2/15/16	120,000	135,834
4.50%, 5/15/17	185,000	210,495

4.63%, 8/31/11	550,000	576,791
4.63%, 10/31/11	150,000	158,391
4.63%, 2/29/12	400,000	427,281
4.75%, 1/31/12	680,000	725,927
4.75%, 8/15/17	290,000	335,335
4.88%, 7/31/11	95,000	99,583
4.88%, 8/15/16	60,000	69,459
5.13%, 5/15/16	145,000	169,231
		13,418,076
Total Bonds and Notes
(cost $24,556,480)		25,653,098

Common Stocks--45.5%	Shares	Value ($)
Consumer Discretionary--3.8%
Amazon.com	1,600 d	174,816
Autoliv	1,200	57,420
Career Education	2,700 d	62,154
Coach	3,700	135,235
Comcast, Cl. A	9,250	160,672
Ford Motor	39,100 d	394,128
Gannett	3,900	52,494
Starbucks	3,000	72,900
Target	8,600	422,862
Time Warner	2,000	57,820
TJX	6,850	287,358
VF	4,000	284,720
Washington Post, Cl. B	800	328,384
		2,490,963
Consumer Staples--4.8%
Coca-Cola	3,400	170,408
Colgate-Palmolive	5,200	409,552
ConAgra Foods	5,300	123,596
Costco Wholesale	7,600	416,708
Dr. Pepper Snapple Group	9,700	362,683
Estee Lauder, Cl. A	4,000	222,920
H.J. Heinz	1,400	60,508
Kimberly-Clark	1,000	60,630

Procter & Gamble	7,684	460,886
Wal-Mart Stores	10,607	509,878
Walgreen	12,350	329,745
		3,127,514
Energy--4.8%
Apache	5,000	420,950
Chesapeake Energy	4,200	87,990
Chevron	11,230	762,067
Cimarex Energy	5,400	386,532
ConocoPhillips	5,700	279,813
Exxon Mobil	8,904	508,151
Peabody Energy	2,100	82,173
Schlumberger	3,600	199,224
Spectra Energy	2,900	58,203
Whiting Petroleum	800 d	62,736
Williams	16,400	299,792
		3,147,631
Financial--6.9%
Aflac	7,200	307,224
AmeriCredit	17,600 d	320,672
Annaly Capital Management	19,400 e	332,710
Bank of America	11,000	158,070
Berkshire Hathaway, Cl. B	3,450 d	274,930
Fifth Third Bancorp	27,650	339,819
First Horizon National	6,263 d	71,709
Franklin Resources	3,500	301,665
Fulton Financial	6,300	60,795
Goldman Sachs Group	3,477	456,426
JPMorgan Chase & Co.	20,667	756,619
Loews	12,300	409,713
Moody's	13,300	264,936
State Street	5,650	191,083
Travelers	1,300	64,025
Wells Fargo & Co.	6,500	166,400
		4,476,796
Health Care--6.7%
Abbott Laboratories	7,100	332,138

Allergan	1,000	58,260
Amgen	10,250 d	539,150
Becton Dickinson & Co.	900	60,858
Biogen Idec	1,700 d	80,665
Cardinal Health	10,100	339,461
Eli Lilly & Co.	1,800	60,300
Gilead Sciences	11,700 d	401,076
Hospira	7,300 d	419,385
Humana	4,725 d	215,791
Johnson & Johnson	14,831	875,919
King Pharmaceuticals	35,300 d	267,927
Medco Health Solutions	3,050 d	167,994
Pfizer	5,451	77,731
UnitedHealth Group	2,300	65,320
Zimmer Holdings	7,300 d	394,565
		4,356,540
Industrial--4.6%
3M	4,400	347,556
Caterpillar	2,450	147,171
Deere & Co.	6,300	350,784
Emerson Electric	2,300	100,487
General Electric	14,286	206,004
L-3 Communications Holdings	3,100	219,604
Northrop Grumman	1,000	54,440
Oshkosh	9,250 d	288,230
R.R. Donnelley & Sons	4,400	72,028
Raytheon	6,950	336,311
Southwest Airlines	21,850	242,754
United Parcel Service, Cl. B	5,400	307,206
United Technologies	5,225	339,155
		3,011,730
Information Technology--9.3%
Apple	1,470 d	369,749
CA	18,700	344,080
Cisco Systems	5,979 d	127,412
CommScope	4,400 d	104,588
Corning	8,300	134,045

Google, Cl. A	1,532 d	681,663
Intel	34,950	679,778
International Business Machines	7,150	882,882
MasterCard, Cl. A	550	109,742
Micron Technology	16,300 d	138,387
Microsoft	34,002	782,386
Motorola	62,700 d	408,804
Oracle	9,926	213,012
SanDisk	8,650 d	363,906
Seagate Technology	22,800 d	297,312
Symantec	4,200 d	58,296
Western Digital	10,650 d	321,204
		6,017,246
Materials--1.7%
Freeport-McMoRan Copper & Gold	6,700	396,171
International Paper	14,400	325,872
Lubrizol	4,350	349,349
		1,071,392
Telecommunication Services--1.5%
AT & T	33,350	806,736
Verizon Communications	4,901	137,326
		944,062
Utilities--1.4%
Constellation Energy Group	11,100	357,975
DPL	7,500	179,250
DTE Energy	5,000	228,050
Duke Energy	4,750	76,000
Progress Energy	1,650	64,713
		905,988
Total Common Stocks
(cost $32,078,108)		29,549,862

	Principal
Short-Term Investments--1.5%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.14%, 7/22/10
(cost $999,915)	1,000,000 [f]	999,929

Other Investment--13.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,660,000)	8,660,000 [g]	8,660,000

Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $389,210)	389,210 [g]	389,210

Total Investments (cost $66,683,713)	100.4%	65,252,099
Liabilities, Less Cash and Receivables	(.4%)	(278,951)
Net Assets	100.0%	64,973,148

a	Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is $375,226 and the total market value of the collateral held by the fund is $389,210.
b	Variable rate security--interest rate subject to periodic change.
c

On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the ("FHFA") will oversee the continuing affairs of these companies.

d	Non-income producing security.
e	Investment in real estate investment trust.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $66,683,713.

Net unrealized depreciation on investments was $1,431,614 of which $2,211,775 related to appreciated investment securities and $3,643,389 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
June 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2010 ($)
Financial Futures Long
E-Mini MSCI EAFE	42	2,761,920	September 2010	(198,810)
Russell 2000 Mini	119	7,232,820	September 2010	(94,903)
				(293,713)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	8,463,062	-	8,463,062
Equity Securities - Domestic+	29,492,442	-	-	29,492,442
Equity Securities - Foreign+	57,420	-	-	57,420
Foreign Government	-	1,121,266	-	1,121,266
Municipal Bonds	-	69,943	-	69,943
Mutual Funds	9,049,210	-	-	9,049,210
U.S. Government Agencies/Mortgage-Backed	-	2,580,751	-	2,580,751
U.S. Treasury	-	14,418,005	-	14,418,005
Liabilities ($)
Other Financial Instruments:
Futures++	(293,713)	-	-	(293,713)
+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Debt securities, excluding short-term investments (other than U.S. Treasury Bills) and financial futures, are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the portfolio not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus LifeTime Portfolios, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	August 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)